ADVANCES FROM CLIENTS (Tables)	12 Months Ended
Dec. 31, 2018
ADVANCES FROM CLIENTS
Schedule of Current and Non current advances from clients

	12/31/2018	12/31/2017
CURRENT
Advances from clients - PROINFA	357,275	575,962
Early sale of energy - ALBRAS	63,727	68,738
Other advances from clients	—	10,153
	421,002	654,853

NON-CURRENT
Early sale of energy — ALBRAS	448,881	519,391
	448,881	519,391

TOTAL	869,883	1,174,244

Schedule of Electricity supply to customers

Contract dates
Customer	Initial	Final	Volume in Average Megawatts (MW)
Albrás	07/01/2004	12/31/2024	750 until 12/31/2006 and 800 from 01/01/2007

Schedule of position and change of advances from clients

Consumer - ALBRAS
	CURRENT	NON-CURRENT	TOTAL
Balance on December 31, 2016	60,504	592,215	652,719
Amortizations performed	—	(72,824)	(72,824)
Gains / (Losses)	8,234	—	8,234
Balance on December 31, 2017	68,738	519,391	588,129
Amortizations performed	—	(70,510)	(70,510)
Gains / (Losses)	(5,011)	—	(5,011)
Balance on December 31, 2018	63,727	448,881	512,608